9. Related Parties (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Due to related party	$ 157,203	$ 159,074
Chief Executive Officer [Member]
Due to related party	142,203	144,074
Shareholder [Member]
Due to related party	$ 15,000	$ 15,000